Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have instituted a framework of policies and procedures designed to assess, identify, respond to and mitigate cybersecurity risks and events.

Central to this framework is a Security Information and Event Management (SIEM) and System Operations Center (SOC) solution, which is managed by a third-party partner. This solution constitutes the bulk of our cybersecurity management system. The SIEM technology aggregates, analyzes, and reports on security data from various sources, with the objective of providing real-time monitoring and alerting of cybersecurity threats and compliance reporting. The SOC is a centralized team of third-party security analysts who monitor the SIEM, analyze the SIEM data and seek to protect us against cybersecurity threats. Our SIEM SOC provider has been in business for over 20 years and was selected by us based upon the caliber of its existing client base, which includes blue chip companies and government agencies.

We discuss cybersecurity with key third party service providers to understand their cybersecurity measures and to seek to identify any vulnerabilities which may create risk for us.

We supplement our SIEM SOC with our Disaster Recovery Plan, which comprises a data backup practice designed to provide recovery of critical data, reducing the risk of data loss due to system failures, cyberattacks, or natural disasters. We enhance our cybersecurity defenses through, among other things:  providing periodic employee training, education, and awareness programs and initiatives that are designed to enhance employee awareness of how to detect, avoid and respond to cybersecurity risks and events; implementing firewalls to increase the protection of our network against unauthorized or harmful network traffic that breaches our security protocols; using data security protocols in seeking to limit access to data based on  what is necessary and authorized for an individual’s specific role; and employing endpoint security measures such as advanced malware protection and data loss prevention tools, designed to detect, thwart, and mitigate potential vulnerabilities and attacks.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have instituted a framework of policies and procedures designed to assess, identify, respond to and mitigate cybersecurity risks and events.

Central to this framework is a Security Information and Event Management (SIEM) and System Operations Center (SOC) solution, which is managed by a third-party partner. This solution constitutes the bulk of our cybersecurity management system. The SIEM technology aggregates, analyzes, and reports on security data from various sources, with the objective of providing real-time monitoring and alerting of cybersecurity threats and compliance reporting. The SOC is a centralized team of third-party security analysts who monitor the SIEM, analyze the SIEM data and seek to protect us against cybersecurity threats. Our SIEM SOC provider has been in business for over 20 years and was selected by us based upon the caliber of its existing client base, which includes blue chip companies and government agencies.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Board of Directors' Oversight

Our Board of Directors oversees cyber risk management efforts, primarily through the Audit Committee, to which the Board has delegated primary oversight responsibilities for cybersecurity matters. The Audit Committee receives a quarterly review of cybersecurity matters from management, encompassing any significant incidents, the evolving cyber threat landscape, program enhancements, risk mitigation strategies, and other pertinent topics. The Audit Committee Chair reports material matters relating to cybersecurity and other risks to the Board of Directors periodically.

Management provides our Board of Directors with an annual cybersecurity update, with the assistance and participation of our third-party IT consultant and our SIEM SOC provider. These updates present an overview of our cybersecurity framework and provide an opportunity to address any questions or concerns the Board may have.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board of Directors oversees cyber risk management efforts, primarily through the Audit Committee, to which the Board has delegated primary oversight responsibilities for cybersecurity matters. The Audit Committee receives a quarterly review of cybersecurity matters from management, encompassing any significant incidents, the evolving cyber threat landscape, program enhancements, risk mitigation strategies, and other pertinent topics. The Audit Committee Chair reports material matters relating to cybersecurity and other risks to the Board of Directors periodically.

Cybersecurity Risk Role of Management [Text Block]

Our cybersecurity risk management program, including our relationship and interactions with the SIEM SOC third-party provider, is managed internally by our Senior Vice President, Corporate Services, relying on the expertise of a third-party information technology (IT) consultant who has worked with us since 2010. Our consultant has over 25 years of experience in IT and IT security. Our SIEM SOC provider reports to the IT consultant monthly and communicates immediately should any issue arise.

Our program is overseen at the management level by our CEO and Senior Management Team, who are active in monitoring our evolving risk profile and facilitating the execution of our cybersecurity strategy. Cybersecurity has been integrated within our broader risk management program and is discussed at quarterly Senior Management Team risk meetings.

As part of our broader risk management program, we conduct periodic assessments of all key risks, including cybersecurity risk. We also maintain controls and procedures that are designed to evaluate cybersecurity risks on an ongoing basis, including prompt communication of certain cybersecurity incidents to senior management, the Audit Committee, and our Board of Directors, as applicable, so that appropriate response measures are initiated, and any needed external reporting can be made in a timely manner.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	CEO and Senior Management Team
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity risk management program, including our relationship and interactions with the SIEM SOC third-party provider, is managed internally by our Senior Vice President, Corporate Services, relying on the expertise of a third-party information technology (IT) consultant who has worked with us since 2010. Our consultant has over 25 years of experience in IT and IT security. Our SIEM SOC provider reports to the IT consultant monthly and communicates immediately should any issue arise.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our Board of Directors oversees cyber risk management efforts, primarily through the Audit Committee, to which the Board has delegated primary oversight responsibilities for cybersecurity matters. The Audit Committee receives a quarterly review of cybersecurity matters from management, encompassing any significant incidents, the evolving cyber threat landscape, program enhancements, risk mitigation strategies, and other pertinent topics. The Audit Committee Chair reports material matters relating to cybersecurity and other risks to the Board of Directors periodically.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true